Consolidated Statement of Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statement of Comprehensive Income
Product Sales	$ 5,718	$ 5,030	$ 11,183	$ 10,015
Collaboration Revenue	105	125	131	318
Total Revenue	5,823	5,155	11,314	10,333
Cost of sales	(1,063)	(1,012)	(2,192)	(2,146)
Gross Profit	4,760	4,143	9,122	8,187
Distribution costs	(81)	(84)	(159)	(165)
Research and development expense	(1,356)	(1,362)	(2,622)	(2,641)
Selling, general and administrative costs	(2,943)	(2,551)	(5,457)	(5,008)
Other operating income and expense	113	617	706	1,086
Operating profit	493	763	1,590	1,459
Finance income	41	43	96	78
Finance expense	(361)	(375)	(728)	(718)
Share of after-tax losses in associates and joint ventures	(32)	(19)	(59)	(33)
Profit before tax	141	412	899	786
Taxation	(34)	(93)	(229)	(151)
Profit for the period	107	319	670	635
Other comprehensive income:
Remeasurement of the defined benefit pension liability	(257)	160	(247)	187
Net (losses)/gains on equity investments measured at fair value through other comprehensive income	(174)	38	(54)	156
Fair value movements related to own credit risk on bonds designated as fair value through profit or loss	(1)	(1)	(2)	(2)
Tax on items that will not be reclassified to profit or loss	60	(40)	17	(67)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(372)	157	(286)	274
Foreign exchange arising on consolidation	(139)	(451)	(86)	(284)
Foreign exchange arising on designating borrowings in net investment hedges	(6)	(417)	(186)	(516)
Fair value movements on cash flow hedges	11	(92)	(43)	19
Fair value movements on cash flow hedges transferred to profit or loss	(33)	149	14	69
Fair value movements on derivatives designated in net investment hedges	12	(42)	9	4
Costs of hedging	9	(23)	3	(33)
Tax on items that may be reclassified subsequently to profit or loss	(3)	35	20	55
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(173)	(757)	(287)	(694)
Other comprehensive loss for the period, net of tax	(545)	(600)	(573)	(420)
Total comprehensive income for the period	(438)	(281)	97	215
Owners of the Parent	130	350	723	690
Non-controlling interests	(23)	(31)	(53)	(55)
Total comprehensive income attributable to:
Owners of the Parent	(415)	(250)	150	270
Non-controlling interests	(23)	(31)	(53)	(55)
Total comprehensive income for the period	$ (438)	$ (281)	$ 97	$ 215
Basic earnings loss per (in dollars per share)	$ 0.09	$ 0.27	$ 0.56	$ 0.54
Diluted earnings loss per Share (in dollars per share)	$ 0.10	$ 0.27	$ 0.56	$ 0.54
Weighted average number of Ordinary Shares in issue for basic earnings	1,311	1,267	1,289	1,267
Diluted weighted average number of Ordinary Shares in issue (millions)	1,312	1,267	1,290	1,267